Award Timing Disclosure	12 Months Ended
Feb. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not have a formal policy regarding the timing of equity awards in relation to our disclosure of material nonpublic information, as a practice, we do not time the granting of equity awards with any favorable or unfavorable news released by the Company. Our Compensation Committee has generally approved annual equity awards in the first quarter of the new fiscal year, which allows the Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	Our Compensation Committee has generally approved annual equity awards in the first quarter of the new fiscal year, which allows the Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While we do not have a formal policy regarding the timing of equity awards in relation to our disclosure of material nonpublic information, as a practice, we do not time the granting of equity awards with any favorable or unfavorable news released by the Company.
MNPI Disclosure Timed for Compensation Value	false